Earnings (Loss) Per Share - Anti-dilutive shares - potentially dilutive in future (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Preferred stock, series A 5.375%	5.375%	5.375%
Antidilutive securities excluded from computation of earnings per share (shares)	39.2	29.0	22.3
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (shares)	2.8	0.5	1.4
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (shares)	1.3	0.0	1.0
Performance stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (shares)	1.2	0.0	0.3
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (shares)	15.6	15.6	15.6
Series A 5.375% mandatory convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Preferred stock, series A 5.375%	5.375%	5.375%	5.375%
Antidilutive securities excluded from computation of earnings per share (shares)	12.9	12.9	4.0
TEUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (shares)	5.4	0.0	0.0